Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

March 31, 2022

Deferred tax asset
Net operating loss carryforward	$770,000
Valuation allowance	(770,000)
Deferred tax (liability) asset	$—

The income tax provision consists of the following:

March 31, 2022
Federal
Current	$—
Deferred	(494,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	494,000
Income tax provision expense	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2022 is as follows:

March 31, 2022
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	110%
Valuation allowance	(131)%
Income tax provision expense	0%

As of March 31, 2021, the Company had $770,000 in net operating loss carryforwards available to offset future taxable income.

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax asset
Net operating loss carryforward	$276,000
Valuation allowance	(276,000)
Deferred tax (liability) asset	$—

The income tax provision consists of the following:

December 31, 2021
Federal
Current	$—
Deferred	(268,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	268,000
Income tax provision expense	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

2021
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	(27)%
Valuation allowance	6%
Income tax provision expense	0%

As of December 31, 2021, the Company had $276,000 in net operating loss carryforwards available to offset future taxable income.